Investment in Associate Company - Summary of Subsidiaries That Have Material Non-controlling Interests (Detail) - Jaguahr Therapeutics Pte.Ltd.	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Name of Subsidiary	Jaguahr Therapeutics Pte. Ltd.
Principal Place of Business	Singapore
Proportion of Ownership and Voting Rights Held by the Company	35.00%	35.00%